Stockholders' Equity (Details) (USD $)	53 Months Ended	12 Months Ended
	Jan. 03, 2015	Jan. 03, 2015	Dec. 28, 2013	Dec. 29, 2012	Dec. 31, 2011
Common and Preferred Stock
Authorizations remaining	$ 1,100,000	$ 1,100,000
Common stock, shares authorized	100,000,000	100,000,000
Common stock, par value (in dollars per share)	$ 0.01	$ 0.01
Common Stock, Shares, Issued	50,771,000	50,771,000	54,708,000
Preferred stock, shares authorized	1,000,000	1,000,000
Preferred stock, par value (in dollars per share)	$ 0.01	$ 0.01
Preferred stock, shares issued	0	0
Preferred stock, shares outstanding	0	0
Common Stock Repurchase Programs
Number of shares repurchased	18,600,000
Common stock repurchased, value	1,700,000,000
Common stock
Common and Preferred Stock
Common Stock, Shares, Issued	50,771,000	50,771,000	54,708,000	59,631,000	68,370,000
Common Stock Repurchase Programs
Treasury stock effectively retired (in shares)		4,144,000	5,340,000	9,341,000
Treasury stock effectively retired		41,000	53,000	93,000
Additional paid-in capital
Common Stock Repurchase Programs
Treasury stock effectively retired		6,993,000	16,094,000	60,476,000
Retained earnings
Common Stock Repurchase Programs
Treasury stock effectively retired		431,677,000	567,171,000	661,841,000
Treasury stock
Common Stock Repurchase Programs
Treasury stock effectively retired		(438,711,000)	(583,318,000)	(722,410,000)
Stock repurchase plans | Common stock
Common Stock Repurchase Programs
Treasury stock effectively retired (in shares)		4,100,000
Treasury stock effectively retired		41,000
Stock repurchase plans | Additional paid-in capital
Common Stock Repurchase Programs
Treasury stock effectively retired		3,200,000
Stock repurchase plans | Retained earnings
Common Stock Repurchase Programs
Treasury stock effectively retired		431,700,000
Stock repurchase plans | Treasury stock
Common Stock Repurchase Programs
Treasury stock effectively retired		435,000,000
Common Stock Repurchase Program period authorized fiscal year 2014 with termination date December 2018
Common Stock Repurchase Programs
Common stock authorized amount, value	1,000,000,000	1,000,000,000
Number of shares repurchased		0	0
Common stock repurchased, value		0	0
Repurchase program with termination date of December 2016
Common Stock Repurchase Programs
Common stock authorized amount, value	1,000,000,000	1,000,000,000
Number of shares repurchased		4,100,000	4,900,000
Common stock repurchased, value		435,000,000	536,300,000
Share repurchase plan with no termination date
Common Stock Repurchase Programs
Common stock authorized amount, value	30,000,000	30,000,000
Number of shares repurchased		0	0
Common stock repurchased, value		0	0
Share repurchase plan with December 2013 termination date
Common Stock Repurchase Programs
Common stock authorized amount, value	750,000,000	750,000,000
Number of shares repurchased		0	400,000
Common stock repurchased, value		$ 0	$ 38,600,000